Schedule IV - Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2016
Mortgage Loans on Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate
Schedule IV—Mortgage Loans on Real Estate
As of December 31, 2016
($ in thousands)

Type of Loan/Borrower	Underlying Property Type	Contractual Interest Accrual Rates	Contractual Interest Payment Rates	Effective Maturity Dates	Periodic Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages(1)(2)
Senior Mortgages:
Borrower A(3)	Apartment/Residential	LIBOR + 6.75%	LIBOR + 6.75%	January 2018	IO	$—	$236,504	$237,291
Borrower B	Office	LIBOR + 5.25%	LIBOR + 5.25%	December 2017	IO	—	168,901	168,213
Borrower C	Mixed Use/Mixed Collateral	LIBOR + 6%	LIBOR + 6%	July 2017	IO	—	128,445	129,062
Borrower D(4)	Hotel	LIBOR + 6%	LIBOR + 6%	July 2018	IO	—	86,000	86,321
Borrower E	Apartment/Residential	LIBOR + 8%	LIBOR + 8%	April 2018	IO	—	57,424	56,673
Borrower F(5)	Apartment/Residential	LIBOR + 6.5%	LIBOR + 6.5%	November 2018	IO	—	36,860	37,004
Senior mortgages individually <3%	Apartment/Residential, Retail, Land, Mixed Use/Mixed Collateral, Office, Hotel, Other	Fixed: 4% to 9.68% Variable: LIBOR + 3% to LIBOR + 7.5%	Fixed: 4% to 9.68% Variable: LIBOR + 3% to LIBOR + 7.5%	2017 to 2024			227,650	176,400
							941,784	890,964
Subordinate Mortgages:

Subordinate mortgages individually <3%	Retail, Hotel	Fixed: 6.8% to 14.0%	Fixed: 8.33% to 9.09%	2017 to 2057			24,925	24,941
							24,925	24,941
Total mortgages							$966,709	$915,905
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(1)	Amounts are presented net of asset-specific reserves of $49.8 million on impaired loans. Impairment is measured using the estimated fair value of collateral, less costs to sell.

(2)	The carrying amount of mortgages approximated the federal income tax basis.

(3)	As of December 31, 2016, included a LIBOR interest rate floor of 0.19%.

(4)	As of December 31, 2016, included a LIBOR interest rate floor of 0.18%.

(5)	As of December 31, 2016, included a LIBOR interest rate floor of 0.25%.

iStar Inc.
Schedule IV—Mortgage Loans on Real Estate (Continued)
As of December 31, 2016
($ in thousands)

Reconciliation of Mortgage Loans on Real Estate:

The following table reconciles Mortgage Loans on Real Estate from January 1, 2014 to December 31, 2016(1):

	2016	2015	2014
Balance at January 1	$934,964	$726,426	$827,796
Additions:
New mortgage loans	25,893	237,031	476,332
Additions under existing mortgage loans	165,275	92,887	13,108
Other(2)	30,694	33,080	26,156
Deductions(3):
Collections of principal	(247,431)	(151,464)	(532,465)
Recovery of (provision for) loan losses	9,747	(6,186)	483
Transfers (to) from real estate and equity investments	(3,177)	3,261	(84,912)
Amortization of premium	(60)	(71)	(72)
Balance at December 31	$915,905	$934,964	$726,426
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(1)	Balances represent the carrying value of loans, which are net of asset specific reserves.

(2)	Amount includes amortization of discount, deferred interest capitalized and mark-to-market adjustments resulting from changes in foreign exchange rates.

(3)	Amounts are presented net of charge-offs of $10.1 million, $1.0 million and $239.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.